Condensed Financial Information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 13,465	$ 20,223
Prepaid expenses and other current assets	1,926	2,489
Total current assets	87,822	78,686
Total assets	115,411	107,860
Current liabilities:
Accrued payroll and employee benefits	7,611	7,107
Other accrued liabilities	1,645	574
Total current liabilities	23,974	21,214
Total shareholders' equity	90,778	85,689	$ 80,322	$ 83,964
Total liabilities and shareholders' equity	115,411	107,860
Parent Company [Member]
Current assets:
Cash and cash equivalents	227	4,574
Prepaid expenses and other current assets	45	45
Amounts due from subsidiaries	12,533	11,751
Total current assets	12,805	16,370
Investments in subsidiaries	79,666	71,005
Total assets	92,471	87,375
Current liabilities:
Accrued payroll and employee benefits	1,573	1,573
Other accrued liabilities	120	113
Total current liabilities	1,693	1,686
Total shareholders' equity	90,778	85,689
Total liabilities and shareholders' equity	$ 92,471	$ 87,375